Commitments and Contingencies - Additional Information (Details) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 29, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) titles	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018	Dec. 31, 2017
Litigation settlement, amount awarded from other party	$ 269,750
Litigation settlement, amount awarded to other party	$ 145,250
Loss contingency accrual, payments		$ 95,250				$ 50,000
International Gaming Technologies [Member]
Percentage of royalty on revenue								7.50%	7.50%
Long-term purchase commitment, period				10 years
Cost of revenue		$ 1,900	$ 2,300	$ 3,900	$ 5,000
DoubleU Games License Agreement [Member]
Number of titled games | titles				49
Maximum [Member]
Loss contingency aggregate accrual						$ 145,250	$ 145,250
Maximum [Member] | International Gaming Technologies [Member]
Percentage of royalty on revenue		15.00%		15.00%